Share-based compensation - Disclosure of number of free ordinary shares granted (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	401,911	0	0
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	196,855
Senior Leadership Group
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	205,056